Principal accounting policies (Sales and Marketing Expenses, Share based Compensation, Statutory Reserves, Dividends and Segment Reporting - Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Principal accounting policies
Advertising and market promotion expenses	$ 270,439	$ 321,424	$ 383,603
Employee social security and welfare benefits	$ 69,717	65,098	67,733
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Aggregate principal amount	$ 95,169	44,504	39,676
Agricultural Bank of China
Principal accounting policies
Aggregate principal amount		12,400
Statutory reserves
Principal accounting policies
Amount appropriated to statutory reserves	$ 5,179	$ 5,732	$ 8,979
VIEs registered as PRC domestic companies
Principal accounting policies
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%